Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended					0 Months Ended					0 Months Ended
	Apr. 18, 2014	Jun. 30, 2014	Apr. 18, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 03, 2014 Subsequent Event [Member]	Jan. 10, 2014 Subsequent Event [Member]	Jan. 10, 2014 Subsequent Event [Member] 5 3/8% Senior Notes [Member]	Dec. 31, 2013 Incremental Facility [Member]	Feb. 03, 2014 Incremental Facility [Member] Subsequent Event [Member]	Feb. 03, 2014 Senior Credit Facility [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate principal amount of Senior Notes		$ 1,927,867		$ 1,938,802	$ 2,160,854			$ 510,000
Proceeds received on 5 3/8% Senior Subordinated Notes							502,300
Interest rate on convertible notes			7.875%					5.375%
Increase in revolving line of credit Facility				$ 250,000		$ 400,000			$ 300,000	$ 500,000
Amended and restated date	Apr. 18, 2014					Feb. 09, 2012					Feb. 03, 2014
Revolving credit facility maturity date						Feb. 02, 2019